Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities comprise the following:

	2023	2022
	(EUR’000)
Financial assets by category
Trade receivables	35,874	11,910
Other receivables (excluding income tax and indirect tax receivables)	3,909	3,884
Marketable securities	7,275	298,180
Cash and cash equivalents	392,164	444,767
Financial assets measured at amortized cost	439,222	758,741
Total financial assets	439,222	758,741
Classified in the statement of financial position
Non-current assets	2,127	9,412
Current assets	437,095	749,329
Total financial assets	439,222	758,741

Financial liabilities by category
Borrowings
Convertible senior notes	407,095	399,186
Royalty funding liabilities	138,377	—
Lease liabilities	98,793	109,191
Trade payables and accrued expenses	94,566	101,032
Financial liabilities measured at amortized cost	738,831	609,409
Derivative liabilities	143,296	157,950
Financial liabilities measured at fair value through profit or loss	143,296	157,950
Total financial liabilities	882,127	767,359
Classified in the statement of financial position
Non-current liabilities	762,161	640,907
Current liabilities	119,966	126,452
Total financial liabilities	882,127	767,359

Schedule of Finance Income and Finance Expenses

Finance income and expenses are specified below:

	2023	2022	2021
	(EUR’000)
Finance income
Interest income	16,857	7,426	692
Fair value gains, derivatives	14,654	—	—
Foreign exchange and other adjustments gain (net)	12,346	44,755	59,026
Total finance income	43,857	52,181	59,718

Finance expenses
Interest expenses	44,065	30,682	3,911
Fair value loss, derivatives	—	15,483	—
Foreign exchange and other adjustments loss (net)	—	4,322	—
Total finance expenses	44,065	50,487	3,911

Summary of Expenses, Relating To Lease Activities In The Consolidated Statements

The following expenses relating to lease activities are recognized in the consolidated statements of profit or loss:

	2023	2022	2021
	(EUR’000)
Lease expenses
Depreciation	11,875	11,740	10,963
Short term leases and leases of low value assets	353	280	186
Lease interest	3,581	3,842	3,396
Total lease expenses	15,809	15,862	14,545

Summary of Development in Borrowings Related to Financing Activities

Development in borrowings related to financing activities is specified below:

		Cash payments		Non-cash items
	Beginning of period	Repay- ments	Net proceeds	Additions/ (disposals)	Separation of embedded derivative	Accretion of interest	Foreign exchange adjustments and remeasurements	End of period
	(EUR’000)
Financing activities
December 31, 2023
Borrowings	399,186	(12,054)	136,256	—	—	40,386	(18,302)	545,472
Lease liabilities	109,191	(14,006)	—	2,973	—	3,581	(2,946)	98,793
Total financing activities	508,377	(26,060)	136,256	2,973	—	43,967	(21,248)	644,265

Financing activities
December 31, 2022
Borrowings	—	(6,710)	503,281	—	(142,467)	30,216	14,866	399,186
Lease liabilities	104,961	(7,995)	—	3,194	—	3,842	5,189	109,191
Total financing activities	104,961	(14,705)	503,281	3,194	(142,467)	34,058	20,055	508,377

Summary of Fair Value Hierarchy

Level 3 inputs are unobservable inputs for the asset or liability.

	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	7,275	7,266	298,180	295,843	1
Financial assets measured at amortized cost	7,275	7,266	298,180	295,843
Financial liabilities
Borrowings
Convertible senior notes	407,095	385,410	399,186	382,459	3
Royalty funding	138,377	143,975	—	—	3
Financial liabilities measured at amortized cost	545,472	529,385	399,186	382,459
Derivative liabilities	143,296	143,296	157,950	157,950	3
Financial liabilities measured at fair value through profit or loss	143,296	143,296	157,950	157,950

Development in Level 3 Fair Value Remeasurements

Development in level 3 fair value remeasurements is specified below:

	2023	2022	2021
	(EUR’000)
Derivative liabilities
January 1	157,950	—	—
Additions	—	142,467	—
Remeasurement recognized in financial income or expense	(14,654)	15,483	—
December 31	143,296	157,950	—